Provision for legal and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Tax proceeding	R$ 1,410,299	R$ 1,112,156	R$ 960,881	R$ 886,947
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	666,209	473,390	R$ 429,951	R$ 399,288
Provision For Tax 1 [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	666,209	473,391
Federal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	274,781	260,206
State Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	307,898	130,816
Municipal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	9,711	8,550
Tim SA Proceedings Purchase Price Allocation [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	R$ 73,819	R$ 73,819